CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Class A common shares [Member] USD ($)	Dec. 31, 2012 Class A common shares [Member] CNY	Dec. 31, 2011 Class A common shares [Member] CNY	Dec. 31, 2012 Class B common shares [Member] USD ($)	Dec. 31, 2012 Class B common shares [Member] CNY	Dec. 31, 2011 Class B common shares [Member] CNY
Current assets:
Cash and cash equivalents	$ 69,454	432,703	192,962
Restricted cash	113,869	709,417
Time deposits	79,043	492,445	1,178,839
Held-to-maturity investments			20,000
Inventories	238,452	1,485,579	1,583,283
Accounts receivable (net of allowance for doubtful accounts of RMB1,746 and RMB2,056 (US$330) as of December 31, 2011 and 2012, respectively)	9,087	56,610	67,369
Prepaid expenses and other current assets (including expenses prepaid to related parties amounting to RMB9,625 and RMB nil (US$ nil) as of December 31, 2011 and 2012 respectively)	32,631	203,294	142,307
Amounts due from related parties	51	320	188
Total current assets	542,587	3,380,368	3,184,948
Fixed assets, net	19,466	121,274	96,612
Prepaid land lease payment	7,096	44,209
Prepaid expenses and deposits	5,983	37,275	4,182
Total non-current assets	32,545	202,758	100,794
Total assets	575,132	3,583,126	3,285,742
Current liabilities:
Accounts payable (including accounts payable of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB350,073 and RMB335,272 (US$53,815) as of December 31, 2011 and 2012, respectively)	251,005	1,563,787	1,485,943
Short-term bank loans	96,307	600,000	150,000
Deferred revenue (including deferred revenue of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB27,280 and RMB17,494 (US$2,808) as of December 31, 2011 and 2012, respectively)	36,719	228,765	213,230
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB63,116 and RMB208,466 (US$33,461) as of December 31, 2011 and 2012, respectively)	66,576	414,776	266,092
Amounts due to related parties	374	2,333	12,691
Total current liabilities	450,981	2,809,661	2,127,956
Non-current liabilities (including non-current liabilities of Beijing Dangdang Kewen E-Commerce Co., Ltd. and its subsidiary without recourse to E-Commerce China Dangdang Inc. of RMB nil and RMB1,889 (US$303) as of December 31, 2011 and 2012, respectively)	5,452	33,966
Total liabilities	456,433	2,843,627	2,127,956
Commitments and contingencies
Shareholders' equity:
Common shares				32	200	197	17	103	103
Additional paid-in capital	297,774	1,855,164	1,825,873
Accumulated other comprehensive loss	(14,777)	(92,066)	(88,336)
Accumulated deficit	(164,347)	(1,023,902)	(580,051)
Total shareholders' equity	118,699	739,499	1,157,786
Total liabilities and shareholders' equity	$ 575,132	3,583,126	3,285,742